Shareholders' equity (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018 ARS ($) $ / shares shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 ARS ($)	Jun. 30, 2016 $ / shares	Jun. 30, 2016 ARS ($)	Jun. 30, 2015 $ / shares	Jun. 30, 2015 ARS ($)	Oct. 31, 2017 ARS ($)	Dec. 18, 2012 $ / shares shares
Nominal value, per shares (in pesos per share) | $ / shares	$ 1								$ 0.1
Increase of nominal value, per shares (in pesos per share) | $ / shares									$ 1
Number of shares par value increase | shares									20,264
Number of shares outstanding | shares	126,014,050
Policy change amounted	$ 15,478,896
Dividend, per shares (in pesos per share) | $ / shares				$ 6.11		$ 2.25
Dividend					$ 770,000		$ 283,580
Canceled dividends	680,000		$ 770,000		283,580
Reserve For Application Of IFRS [Member]
Reserve	15,802
Reserve For Policy Change [Member]
Reserve	$ 2,684,390
Special Reserve [Member]
Reserve								$ 2,627,076
Dividends Approved On October 31, 2017 [Member]
Dividend, per shares (in pesos per share) | $ / shares		$ 5.40
Dividend			$ 680,000
Dividends Approved On October 31, 2016 [Member]
Dividend					460,000
Dividends Approved On April 5, 2017 [Member]
Dividend					$ 310,000
Dividends Approved On October 31, 2015 [Member]
Dividend, per shares (in pesos per share) | $ / shares						$ 2.25
Dividend							$ 283,580